Debt - FCA US tranche B term loans (Details) € in Millions, $ in Millions			12 Months Ended
	Mar. 15, 2016 EUR (€)	Mar. 15, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt and Other			€ 17,971		€ 24,048
FCA Trance B Term Loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	€ 1,800	$ 2,000
Gain (loss) on extinguishment of debt			3		10
FCA US Tranche B Term loan due 2017
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	1,159	1,288	1,721	$ 1,826
FCA US Tranche B Term Loan Due 2018
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	€ 641	$ 712
Debt and Other			€ 836		€ 948
Adjustment to interest rate basis			0.50%			0.50%
Minimum liquidity			€ 2,500			$ 3,000
FCA US Tranche B Term Loan Due 2018 | FCA US's U.S. subsidiaries
Disclosure of detailed information about borrowings [line items]
Percentage of equity interest serving as collateral			100.00%			100.00%
FCA US Tranche B Term Loan Due 2018 | FCA US Non-U.S. subsidiaries
Disclosure of detailed information about borrowings [line items]
Percentage of equity interest serving as collateral			65.00%			65.00%
FCA US Tranche B Term Loan Due 2018 | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			2.00%		2.00%	2.00%
Borrowings, adjustment to interest rate floor			0.75%			0.75%
Interest rate basis floor			0.00%			0.00%
FCA US Tranche B Term Loan Due 2018 | Base Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.00%			1.00%